RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Mar. 31, 2022
RESEARCH AND DEVELOPMENT
Schedule of research and development

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
External services	4,724,797	728,171
Personnel costs	1,503,686	783,854
Share-based payments (Note 16)	672,280	1,598,231
Supplies and services	409,925	404,002
Total research and development	7,310,688	3,514,258